Intangible Assets and Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

(Amounts in 000's)	Bed Licenses (1) (included in property and equipment)	Bed Licenses— Separable	Lease Rights	Total
Balances, January 1, 2019
Gross	$22,811	$2,471	$5,015	$30,297
Accumulated amortization	(4,849)	—	(4,109)	(8,958)
Net carrying amount	$17,962	$2,471	$906	$21,339
Acquisitions
Gross	—	—	43	43
Assets Sold
Gross	(8,535)	—	—	(8,535)
Accumulated amortization	2,003	—	—	2,003
Fully amortized asset adjustments
Gross	—	—	(300)	(300)
Accumulated amortization	—	—	300	300
Amortization expense	(493)	—	(487)	(980)
Balances, December 31, 2019
Gross	14,276	2,471	4,758	21,505
Accumulated amortization	(3,339)	—	(4,296)	(7,635)
Net carrying amount	10,937	2,471	462	13,870
Fully amortized asset adjustments
Gross	—	—	(4,552)	(4,552)
Accumulated amortization	—	—	4,552	4,552
Amortization expense	(415)	—	(304)	(719)
Balances, December 31, 2020
Gross	$14,276	$2,471	$206	$16,953
Accumulated amortization	(3,754)	—	(48)	(3,802)
Net carrying amount	$10,522	$2,471	$158	$13,151

(1)	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).

Schedule of Estimated Amortization Expense for All Definite Lived Intangibles

Expected amortization expense for the year ended December 31, for all definite-lived intangibles, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Bed Licenses	Lease Rights
2021 (a)	$310	$18
2022	414	24
2023	414	23
2024	414	18
2025	414	18
Thereafter	8,452	51
Total expected amortization expense	$10,418	$152

(a)	Estimated amortization expense for the year ending December 31, 2021, includes only amortization to be recorded after March 31, 2021.

Expected amortization expense for the year ended December 31, for all definite-lived intangibles, for each of the next five years and thereafter is as follows:

Amounts in (000's)	Bed Licenses	Lease Rights
2021	$414	24
2022	414	24
2023	414	23
2024	414	18
2025	414	18
Thereafter	8,452	51
Total	$10,522	$158

Summary of the Changes in the Carrying Amount of Goodwill

The following table summarizes the carrying amount of goodwill for the years ended December 31, 2020 and 2019.

(Amounts in 000’s)	December 31, 2020	December 31, 2019
Goodwill - balances, December 31, prior year	$1,585	$2,105
Assets sold	-	(520)
Net carrying amount	$1,585	$1,585

Schedule of Intangible Assets and Goodwill

Intangible assets and Goodwill consist of the following:

(Amounts in 000’s)	Bed licenses (included in property and equipment)(a)	Bed Licenses - Separable (b)	Lease Rights	Total	Goodwill (b)
Balances, December 31, 2020
Gross	$14,276	$2,471	$206	$16,953	$1,585
Accumulated amortization	(3,754)	—	(48)	(3,802)	—
Net carrying amount	$10,522	$2,471	$158	$13,151	$1,585
Amortization expense	(104)	—	(6)	(110)	—
Balances, March 31, 2021
Gross	14,276	2,471	206	16,953	1,585
Accumulated amortization	(3,858)	—	(54)	(3,912)	—
Net carrying amount	$10,418	$2,471	$152	$13,041	$1,585

(a)	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).

(b)	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.

Schedule of Total Amortization Expense

The following table summarizes amortization expense for the three months ended March 31, 2021 and 2020:

	Three Months Ended March 31,
(Amounts in 000’s)	2021	2020
Bed licenses	$104	$104
Lease rights	6	122
Total amortization expense	$110	$226